INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income tax expense
Current income tax charge	₽ 20,712	₽ 15,177	₽ 11,865
Adjustments for current tax of prior periods	673	98	284
Total current income tax:	21,385	15,275	12,149
Deferred tax	(2,408)	(137)	1,782
Income tax expense on continuing operations	18,977	15,138	13,931
Income tax income on discontinued operations	₽ 0	₽ 192	₽ 661